Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (27,960,774)	$ (26,604,770)
Total property and equipment	1,510,595	2,653,810
Rental vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	27,024,756	26,899,522
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,502,245	1,479,966
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 944,368	$ 879,092